MoA Clear Passage 2035 Fund Shareholder Fees	Dec. 31, 2024 USD ($)
MoA Clear Passage 2035 Fund | MoA Clear Passage 2035 Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0.00